Leases - Schedule of Maturities of Lease Liabilities (Details) - USD ($) $ in Thousands	Apr. 30, 2026	Apr. 30, 2025
Operating
2027	$ 38,459
2028	38,102
2029	31,764
2030	24,717
2031	21,033
Thereafter	92,243
Total lease payments	246,318
Less: imputed interest	53,308
Total	193,010
Financing
2027	2,104
2028	1,790
2029	706
2030	268
2031	48
Thereafter	0
Total lease payments	4,916
Less: imputed interest	319
Total	$ 4,597	$ 3,139